Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 223,123	$ 166,450
Stock compensation	13,305	14,141
Operating lease liabilities	5,456	6,085
Investments	2,490	3,164
Depreciation and amortization	11,383	6,948
Interest expense	5,055	2,765
Accrued compensation	1,527	1,394
Other accrued liabilities	418	203
Other	3,355	2,062
Total deferred tax assets	266,112	203,212
Deferred tax liabilities:
Indefinite lived intangibles	(170)	(3,108)
Operating lease right-of-use assets	(4,668)	(5,182)
Total deferred tax liabilities	(4,838)	(8,290)
Net deferred tax assets	261,274	194,922
Valuation allowance	(261,444)	(198,030)
Net deferred tax liability	$ (170)	$ (3,108)